(LOSS) PROFIT FOR THE YEAR (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(LOSS) PROFIT FOR THE YEAR
Depreciation of property, plant and equipment	$ 43,939	$ 42,742	$ 37,346
Depreciation of right-of-use assets	36,910	35,709	35,560
Amortization of intangible assets	123	106	46
Total depreciation and amortization	80,972	78,557	72,952
Property and equipment rentals:
Office premises and equipment (short-term leases)	2,307	448	288
Restaurants
Covid-19-related rent concessions (Note 15)			(1,006)
Variable lease payments (Note 15)	4,005	3,420	1,653
Subtotal	6,312	3,868	935
Other rental related expenses	13,824	13,293	12,071
Total rentals and related expenses	20,136	17,161	13,006
Directors' emoluments	1,572	2,155	1,045
Staff cost:
Salaries and other allowances	236,923	205,633	173,557
Employee welfare	8,459	7,240	3,442
Retirement Benefit Contributions	12,339	11,005	10,883
Total staff costs	$ 259,293	$ 226,033	$ 188,927